Consolidated Statements of Changes in Shareholders' Equity (Deficit) - USD ($)	Total	Ordinary shares	Additional paid-in Capital	Accumulated deficit
Balance at Dec. 31, 2014	$ (189,178)	$ 32,726	$ 8,620,957	$ (8,842,861)
Balance, Shares at Dec. 31, 2014		12,611,085
Issuance of ordinary shares, net of issuance cost	298,464	$ 780	297,684
Issuance of ordinary shares, net of issuance cost, Shares		296,813
Stock based compensation	8,788		8,788
Net loss	(1,773,655)			(1,773,655)
Balance at Dec. 31, 2015	(1,655,581)	$ 33,506	8,927,429	(10,616,516)
Balance, Shares at Dec. 31, 2015		12,907,898
Issuance of ordinary shares, net of issuance cost	1,013,808	$ 3,199	1,010,609
Issuance of ordinary shares, net of issuance cost, Shares		1,234,001
Beneficial conversion feature related to bridge financing notes	74,160		74,160
Conversion of bridge financing notes to ordinary shares	206,000	$ 713	205,287
Conversion of bridge financing notes to ordinary shares, Shares		274,667
Exercise of warrants	26,251	$ 76	26,175
Exercise of warrants, Shares		28,638
Exercise of options	154	$ 154
Exercise of options, Shares		59,922
Stock based compensation	52,389		52,389
Cumulative effect adjustment from adoption of ASU 2016-09			4,379	(4,379)
Net loss	(1,621,400)			(1,621,400)
Balance at Dec. 31, 2016	(1,904,219)	$ 37,648	10,300,428	(12,242,295)
Balance, Shares at Dec. 31, 2016		14,505,126
Issuance of ordinary shares, net of issuance cost	7,414,710	$ 20,911	7,393,799
Issuance of ordinary shares, net of issuance cost, Shares		7,232,137
Stock based compensation	136,134		136,134
Net loss	(2,843,905)			(2,843,905)
Balance at Dec. 31, 2017	$ 2,802,720	$ 58,559	$ 17,830,361	$ (15,086,200)
Balance, Shares at Dec. 31, 2017		21,737,263